Balances and Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Receivables from and Accounts Payable to Related Parties

The balances of accounts receivable and payable as of December 31, 2017, 2016 and January 1, 2016 are as follows:

a)	Receivables from related companies

							Balance as of
							Current			Non-Current
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of Transaction	Term of Transaction	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$

Foreign	Endesa Spain	Spain	Common Immediate Parent	CH$	Other services	More than 90 days	-	19	18	-	-	-
Foreign	Endesa Spain	Spain	Common Immediate Parent	$ Col	Other services	More than 90 days	-	-	40		-	-
Foreign	Endesa Spain	Spain	Common Immediate Parent	Euros	Other services	More than 90 days	18	-	8		-	-
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	US$	Other services	Less than 90 days	1	-	-	-	-	-
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	35	-	-	-	-	-
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	$ Col	Other services	Less than 90 days	-	20	43		-	-
Foreign	Endesa Operaciones y Servicios Comerciales	Spain	Common Immediate Parent	$ Col	Other services	Less than 90 days	75	93	162		-	-
Foreign	SACME	Argentina	Associate	$ Arg	Other services	Less than 90 days	41	48	59	255	360	501
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	CH$	Other services	Less than 90 days	-	41,474	-	-	-	-
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	$ Col	Other services	Less than 90 days	32	22	5	-	-	-
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	Euros	Other services	Less than 90 days	1,289	1,327	1,311	-	-	-
Foreign	Empresa de Energía de Cundinamarca S.A.	Colombia	Joint Venture	$ Col	Energy sales	Less than 90 days	-	-	779	-	-	-
Foreign	Empresa de Energía de Cundinamarca S.A.	Colombia	Joint Venture	$ Col	Other services	Less than 90 days	-	-	305	-	-	-
Foreign	Endesa Generación	Spain	Common Immediate Parent	CH$	Other services	Less than 90 days	-	-	51	-	-	-
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	-	6	-	-	-	-
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	10	-	-	-	-	-
91.081.000-6	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	-	22	-	-	-	-
91.081.000-6	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	2	-	-	-	-	-
91.081.000-6	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	$ Arg	Other services	Less than 90 days	22	22	-	-	-	-
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	-	1	-	-	-	-
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Chile	Common Immediate Parent	$ Arg	Other services	Less than 90 days	-	96	-	-	-	-
76.014-570-K	GasAtacama Chile S.A.	Chile	Common Immediate Parent	Real	Other services	Less than 90 days	-	128	-	-	-	-
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	4	129	-	-	-	-
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	1,489	-	-	-	-	-
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	$ Col	Other services	Less than 90 days	16	1,307	-	-	-	-
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	$ Arg	Other services	Less than 90 days	94	-	-	-	-	-
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	Soles	Other services	Less than 90 days	-	3	-	-	-	-
Foreign	Enel S.p.A.	Italy	Parent	CH$	Other services	Less than 90 days	120	-	141	-	-	-
Foreign	Enel S.p.A.	Italy	Parent	Euros	Other services	Less than 90 days	-	54	205	-	-	-
Foreign	Enel S.p.A.	Italy	Parent	$ Col	Other services	Less than 90 days	918	328	165	-	-	-
Foreign	Enel Green Power Cristal Eólica	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	1	1	-	-	-	-
Foreign	Enel Green Power Emiliana Eolica Sa	Brazil	Common Immediate Parent	Real	Energy sales	Less than 90 days	217	55	1	357	-	-
Foreign	Enel Green Power Emiliana Eolica Sa	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	1	1	-	-	-	-
Foreign	Enel Green Power Joana Eolica Sa	Brazil	Common Immediate Parent	Real	Energy sales	Less than 90 days	223	40	1	-	-	-
Foreign	Enel Green Power Joana Eolica Sa	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	1	1	-	-	-	-
Foreign	Enel Green Power Modelo I Eolica SA	Brazil	Common Immediate Parent	Real	Energy sales	Less than 90 days	247	85	1	549	-	-
Foreign	Enel Green Power Modelo I Eolica SA	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	1	1	-	-	-	-
Foreign	Enel Green Power Modelo II Eolica SA	Brazil	Common Immediate Parent	Real	Energy sales	Less than 90 days	231	57	1	368	-	-
Foreign	Enel Green Power Modelo II Eolica SA	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	1	1	-	-	-	-
Foreign	Enel Green Power Primavera Eolica	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	-	1	-	-	-	-
Foreign	Enel Green Power SAO Judas Eolica	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	1	1	-	-	-	-
Foreign	Enel Green Power Tacaicó Eólica Sa	Brazil	Common Immediate Parent	Real	Energy sales	Less than 90 days	151	27	-	171	-	-
Foreign	Enel Green Power Tacaicó Eólica Sa	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	1	-	-	-	-	-
Foreign	Enel Green Power Pedra Do Gerônimo Eólic	Brazil	Common Immediate Parent	Real	Energy sales	Less than 90 days	221	67	1	430	-	-
Foreign	Enel Green Power Pedra Do Gerônimo Eólic	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	1	1	-	-	-	-
Foreign	Enel Green Power Pau Ferro Eólica Sa	Brazil	Common Immediate Parent	Real	Energy sales	Less than 90 days	265	70	1	456	-	-
Foreign	Enel Green Power Pau Ferro Eólica Sa	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	1	1	-	-	-	-
Foreign	Enel Green Power Dois Riachos SA	Brazil	Common Immediate Parent	Real	Energy sales	Less than 90 days	115	-	-	-	-	-
Foreign	Enel Green Power Ituverava Sur Solar S.A.	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	4	-	-	-	-	-
Foreign	Enel Green Power Ituverava Solar S.A.	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	2	-	-	-	-	-
Foreign	Enel Green Power Ituverava Norte Solar S.A.	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	1	-	-	-	-	-
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	US$	Other services	Less than 90 days	17	-	-	-	-	-
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	CH$	Other services	Less than 90 days	-	-	22	-	-	-
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	$ Col	Other services	Less than 90 days	29	34	-	-	-	-
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	Soles	Other services	Less than 90 days	37	10	-	-	-	-
Foreign	Enel Green Power Colombia	Colombia	Common Immediate Parent	$ Col	Other services	Less than 90 days	237	27	1,377	-	-	-
Foreign	Enel Green Power Participações Ltda	Brazil	Common Immediate Parent	Real	Other services	Less than 90 days	259	37	30	-	-	-
Foreign	Enel Green Power Maniçoba	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	2	-	-	-	-	-
Foreign	Enel Green Power Esperança	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	2	-	-	-	-	-
Foreign	Enel Green Power Maniçoba	Brazil	Common Immediate Parent	Real	Other services	Less than 90 days	-	1	1	-	-	-
Foreign	Enel Green Power Esperança	Brazil	Common Immediate Parent	Real	Other services	Less than 90 days	-	1	1	-	-	-
Foreign	Enel Green Power Damascena	Brazil	Common Immediate Parent	Real	Other services	Less than 90 days	-	1	1	-	-	-
Foreign	Enel Distribuzione	Italy	Common Immediate Parent	$ Arg	Other services	Less than 90 days	12	-	-	-	-	-
Foreign	Enel Distribuzione	Italy	Common Immediate Parent	$ Col	Other services	Less than 90 days	31	-	-	-	-	-
Foreign	Enel Energia	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	87	-	-	-	-	-
Foreign	Enel Green Power Fazenda S.A.	Brazil	Common Immediate Parent	Real	Energy sales	Less than 90 days	-	-	-	259	-	-
Foreign	Enel Green Power Cristalandia I Eolica S.A.	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	1	-	-	-	-	-
Foreign	Enel Green Power Cristalandia II Eolica S.A.	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	1	-	-	-	-	-
Foreign	Enel Green Power Delfina A Eolica S.A.	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	1	-	-	-	-	-
Foreign	Enel Green Power Delfina E Eolica S.A.	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	1	-	-	-	-	-
Foreign	Enel Green Power Horizonte MP Solar S.A.	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	1	-	-	-	-	-
Foreign	Enel Green Power Horizonte Nova Lapa Solar S.A.	Brazil	Common Immediate Parent	Real	Tolls	Less than 90 days	1	-	-	-	-	-
Foreign	Enel Green Power Argentina	Argentina	Common Immediate Parent	$ Arg	Other services	Less than 90 days	594	-	-	-	-	-
Foreign	Enel Green Power North América Inc.	United States	Common Immediate Parent	US$	Other services	Less than 90 days	6	-	-	-	-	-
78.932.860-9	Gas Atacama Chile	Chile	Common Immediate Parent	Real	Current mercantile account	Less than 90 days	126	-	-	-	-	-
Foreign	Enel Green Power Colombia SAS	Colombia	Common Immediate Parent	$ Col	Other services	Less than 90 days	106	-	-	-	-	-
Foreign	Enel Italia Servizi SRL	Italy	Common Immediate Parent	$ Col	Other services	Less than 90 days	-	-	293	-	-	-

		Total					7,403	45,620	5,023	2,845	360	501

b)	Accounts payable to related companies

							Balance as of
							Current			Non-Current
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of Transaction	Term of Transaction	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$

Foreign	Enel Latinoamérica S.A.	Spain	Common Immediate Parent	$ Arg	Dividends	Less than 90 days	57	-	-	-	-	-
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	$ Arg	Dividends	Less than 90 days	-	-	84	-	-	-
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	CH$	Dividends	Less than 90 days	-	88,919	41,762	-	-	-
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	$ Col	Other services	Less than 90 days	81	400	425	-	-	-
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	Euros	Other services	Less than 90 days	237	1,818	584	-	-	-
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	Real	Other services	Less than 90 days	-	22	541	-	-	-
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	$ Arg	Dividends	Less than 90 days	-	68	-	-	-	-
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	$ Arg	Other services	Less than 90 days	-	31	245	-	-	-
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	$ Arg	Other services	Less than 90 days	-	232	-	-	-	-
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	CH$	Dividends	Less than 90 days	-	-	82,935	-	-	-
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	$ Col	Other services	Less than 90 days	-	138	58	-	-	-
Foreign	SACME	Argentina	Associate	$ Arg	Other services	Less than 90 days	258	264	227	-	-	-
78.932.860-9	Gas Atacama Chile	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	81	49	-	-	-	-
Foreign	Endesa Generación	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	170	37	40	-	-	-
Foreign	Enel Distribuzione	Italy	Common Immediate Parent	$ Col	Other services	Less than 90 days	-	1,181	-	-	-	-
Foreign	Enel Distribuzione	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	1,731	2,726	273	-	-	-
Foreign	Enel Distribuzione	Italy	Common Immediate Parent	Euros	Purchase of materials	Less than 90 days	897	-	-
Foreign	Enel Produzione	Italy	Common Immediate Parent	$ Arg	Other services	Less than 90 days	-	1,320	-	-	-	-
Foreign	Enel Produzione	Italy	Common Immediate Parent	US$	Other services	Less than 90 days	136	592	-	-	-	-
Foreign	Enel Produzione	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	7,865	-	-	-	-	-
Foreign	Enel Produzione	Italy	Common Immediate Parent	$ Col	Other services	Less than 90 days	-	591	260	-	-	-
Foreign	Enel Ingegneria e Ricerca	Italy	Common Immediate Parent	US$	Other services	Less than 90 days	-	371	-	-	-	-
Foreign	Enel Ingegneria e Ricerca	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	-	5,337	2,131	-	-	-
Foreign	Enel Ingegneria e Ricerca	Italy	Common Immediate Parent	$ Col	Other services	Less than 90 days	-	55	272	-	-	-
Foreign	Empresa de Energía de Cundinamarca S.A.	Colombia	Joint Venture	$ Col	Energy purchases	Less than 90 days	-	-	1,580	-	-	-
Foreign	Endesa Spain	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	1,302	107	104	-	-	-
Foreign	Endesa Spain	Spain	Common Immediate Parent	CH$	Other services	Less than 90 days	-	660	-	-	-	-
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	261	1,933	-	-	-	-
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	$ Col	Other services	Less than 90 days	60	41	-	-	-	-
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	Real	Other services	Less than 90 days	-	36	-	-	-	-
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	$ Arg	Other services	Less than 90 days	16	-	-	-	-	-
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	1,809	5,732	-	-	-	-
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	270	955	-	-	-	-
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	$ Col	Other services	Less than 90 days	-	45	-	-	-	-
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	Euros	Other services	Less than 90 days	3,198	511	-	-	-	-
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	-	2,483	-	-	-	-
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Chile	Common Immediate Parent	$ Col	Other services	Less than 90 days	-	265	-	-	-	-
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	-	597	-	-	-	-
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	-	776	-	-	-	-
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	2,961	727	-	-	-	-
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	2,386	-	-	-	-	-
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	Real	Other services	Less than 90 days	-	54	-	-	-	-
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	$ Col	Other services	Less than 90 days	-	20	-	-	-	-
Foreign	Yacylec S.A.	Argentina	Common Immediate Parent	$ Arg	Other services	Less than 90 days	60	15	-	-	-	-
Foreign	Enel Trade S.p.A.	Italy	Common Immediate Parent	$ Col	Other services	Less than 90 days	-	152	-	-	-	-
Foreign	Enel Trade S.p.A.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	1,857	521	-	-	-	-
Foreign	Enel S.p.A.	Italy	Parent	Real	Other services	Less than 90 days	-	-	16,935	-	-	-
Foreign	Enel S.p.A.	Italy	Parent	Euros	Other services	Less than 90 days	41,175	25,470	4,001	-	-	-
Foreign	Enel S.p.A.	Italy	Parent	Euros	Other services	Less than 90 days	5,546	4,056	13	-	-	-
Foreign	Enel S.p.A.	Italy	Parent	US$	Dividends	Less than 90 days	110,188	-	-	-	-	-
Foreign	Enel S.p.A.	Italy	Parent	$ Col	Other services	Less than 90 days	232	837	83	-	-	-
Foreign	Enel S.p.A.	Italy	Parent	Euros	Other services	Less than 90 days	121	-	-	-	-	-
Foreign	Enel S.p.A.	Italy	Parent	$ Arg	Other services	Less than 90 days	57	-	-	-	-	-
Foreign	Enel Green Power Emiliana Eolica Sa	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	791	397	215	-	-	-
Foreign	Enel Green Power Joana Eolica Sa	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	526	415	156	-	-	-
Foreign	Enel Green Power Modelo I Eolica SA	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	557	539	331	-	-	-
Foreign	Enel Green Power Modelo II Eolica SA	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	405	380	222	-	-	-
Foreign	Enel Green Power Dois Riachos SA	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	874	455	-	-	-	-
Foreign	Enel Green Power Tacaicó	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	379	282	101	-	-	-
Foreign	Enel Green Power Pedra Do Gerônimo Eólic	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	451	401	259	-	-	-
Foreign	Enel Green Power Pau Ferro Eólica Sa	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	601	506	276	-	-	-
Foreign	Enel Green Power Paranapanema	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	113	-	-	-	-	-
Foreign	Enel Green Power Salto Apiacas	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	520	-	-	-	-	-
Foreign	Enel Green Power Fazenda S.A.	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	353	229	-	-	-	-
Foreign	Enel Green Power Cabeça de Boi	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	444	311	-	-	-	-
Foreign	Enel Italia Servizi SRL	Italy	Common Immediate Parent	$ Col	Other services	Less than 90 days	586	6,072	-	-	-	-
Foreign	Enel Italia Servizi SRL	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	24,302	5,648	116	-	-	-
Foreign	Enel Italia Servizi SRL	Italy	Common Immediate Parent	Real	Other services	Less than 90 days	-	63	-	-	-	-
Foreign	Enel Italia Servizi SRL	Italy	Common Immediate Parent	Soles	Other services	Less than 90 days	274	69	-	-	-	-
Foreign	Enel Italia Servizi SRL	Italy	Common Immediate Parent	US$	Other services	Less than 90 days	-	129	-	-	-	-
Foreign	Enel Green Power Desenvolvimiento Ltda.	Brazil	Common Immediate Parent	Real	Other services	Less than 90 days	482	490	403	-	-	-
Foreign	Enel Green Power Brazil	Brazil	Common Immediate Parent	Real	Other services	Less than 90 days	-	-	27	-	-	-
Foreign	Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	Real	Other services	Less than 90 days	121	-	-	-	-	-
Foreign	Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	$Col	Other services	Less than 90 days	-	33	-	-	-	-
76.250.019-1	Enel Green Power Chile Ltda.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	63	-	-	-	-	-
Foreign	Enel Fortuna S.A.	Panama	Common Immediate Parent	US$	Other services	Less than 90 days	58	-	-	-	-	-
Foreign	Enel Green Power SPA	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	80	-	-	-	-	-
Foreign	Quatiara Energia S.A.	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	267	-	-	-	-	-
Foreign	Enel Green Power Delfina B Eolica S.A.	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	809	-	-	-	-	-
Foreign	Enel Green Power Delfina C Eolica S.A.	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	304	-	-	-	-	-
Foreign	Enel Green Power Delfina D Eolica S.A.	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	1,565	-	-	-	-	-
Foreign	Enel Green Power Delfina E Eolica S.A.	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	1,565	-	-	-	-	-
Foreign	Enel Green Power Cristalandia I EolicaS.A.	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	1,565	-	-	-	-	-
Foreign	Enel Green Power Cristalandia II EolicaS.A.	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	3,118	-	-	-	-	-
Foreign	Socibe Energia S.A.	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	746	-	-	-	-	-
Foreign	Enel Green Power Mourao S.A.	Brazil	Common Immediate Parent	Real	Energy purchases	Less than 90 days	19	-	-	-	-	-
Foreign	Enel Green Power Italy	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	77	-	-	-	-	-
Foreign	Enel Green Power Italy	Italy	Common Immediate Parent	$ Col	Other services	Less than 90 days	-	291	91	-	-	-

		Total					225,027	166,854	154,750	-	-	-

Summary of Significant Transactions and Effect on Income or Expenses
c)	Significant transactions and effects on income/expenses:

Transactions with related companies that are not consolidated and their effects on profit or loss are as follows:

					For the years ended,
Taxpayer ID N°	Company	Country	Relatinoship	Description of Transaction	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Other services rendered	90	-	-
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Gas sales	-	-	22,307
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Other operating income	-	65	420
Foreign	Enel Latinoamérica S.A	Spain	Common Immediate Parent	Other fixed operating expenses	-	(127)	(165)
Foreign	Endesa Generación	Spain	Common Immediate Parent	Fuel consumption	-	(16,975)	(22,958)
Foreign	Endesa Generación	Spain	Common Immediate Parent	Other fixed operating expenses	(160)	(39)	(185)
Foreign	Endesa Generación	Spain	Common Immediate Parent	Commodity derivatives	-	-	(3,275)
76.418.940-k	GNL Chile S.A. (*)	Chile	Associate	Gas consumption	-	(20,267)	(189,343)
76.418.940-k	GNL Chile S.A. (*)	Chile	Associate	Gas transportation	-	(13,197)	(79,723)
76.418.940-k	GNL Chile S.A. (*)	Chile	Associate	Other financial income	-	2	125
76.418.940-k	GNL Chile S.A. (*)	Chile	Associate	Other services rendered	-	-	83
76.788.080-4	GNL Quintero S.A. (*)	Chile	Associate	Energy purchasess	-	657	-
76.788.080-4	GNL Quintero S.A. (*)	Chile	Associate	Energy sales	-	-	4,980
76.788.080-4	GNL Quintero S.A. (*)	Chile	Associate	Tolls	-	(223)	231
76.788.080-4	GNL Quintero S.A. (*)	Chile	Associate	Other services rendered	-	-	993
76.788.080-4	GNL Quintero S.A. (*)	Chile	Associate	Other fixed operating expenses	-	(55)	-
Foreign	SACME	Argentina	Associate	Outsourced services	-	(2,438)	(3,008)
Foreign	SACME	Argentina	Associate	Other services rendered	(2,761)	-	-
96.524.140-K	Empresa Eléctrica Panguipulli S.A. (*)	Chile	Common Immediate Parent	Energy purchasess	-	(2,195)	(16,191)
96.524.140-K	Empresa Eléctrica Panguipulli S.A. (*)	Chile	Common Immediate Parent	Tolls	-	(63)	(446)
96.524.140-K	Empresa Eléctrica Panguipulli S.A. (*)	Chile	Common Immediate Parent	Other services rendered	-	88	599
96.524.140-K	Empresa Eléctrica Panguipulli S.A. (*)	Chile	Common Immediate Parent	Energy purchasess	-	194	-
96.524.140-K	Empresa Eléctrica Panguipulli S.A. (*)	Chile	Common Immediate Parent	Energy sales	-	-	438
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	Other fixed operating expenses	(234)	(1,214)	(1,795)
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	Other operating income	10	4	5
96.806.130-5	Electrogas S.A. (*)	Chile	Associate	Tolls	-	(1,309)	(5,036)
96.806.130-5	Electrogas S.A. (*)	Chile	Associate	Fuel consumption	-	259	(1,454)
Foreign	Endesa Operaciones y Servicios	Spain	Common Immediate Parent	Other services rendered	259	-	-
Foreign	Endesa Operaciones y Servicios	Spain	Common Immediate Parent	Other operating income	-	231	264
Foreign	PH Chucas Costa Rica	Costa Rica	Common Immediate Parent	Other services rendered	-	-	1,815
Foreign	Enel Ingegneria e Ricerca	Italy	Common Immediate Parent	Other services rendered	-	9	55
Foreign	Enel Ingegneria e Ricerca	Italy	Common Immediate Parent	Other fixed operating expenses	-	(2,487)	(3,423)
Foreign	Empresa de Energía de Cundinamarca S.A.	Colombia	Joint Venture	Energy purchasess	-	9,101	-
Foreign	Empresa de Energía de Cundinamarca S.A.	Colombia	Joint Venture	Energy sales	-	-	6,512
Foreign	Empresa de Energía de Cundinamarca S.A.	Colombia	Joint Venture	Other operating income	-	25	-
Foreign	Empresa de Energía de Cundinamarca S.A.	Colombia	Joint Venture	Other services rendered	-	3,280	4,508
Foreign	Empresa de Energía de Cundinamarca S.A.	Colombia	Joint Venture	Other fixed operating expenses	-	(7)	-
Foreign	Empresa de Energía de Cundinamarca S.A.	Colombia	Joint Venture	Tolls	-	(1,926)	(2,636)
	Centrales Hidroeléctricas de Aysén S.A.	Chile	Joint Venture	Other services rendered	-	-	(14)
77.017.930-0	Transmisora Eléctrica de Quillota Ltda. (*)	Chile	Joint Venture	Tolls	-	(364)	(2,251)
Foreign	Endesa España	Spain	Common Immediate Parent	Other fixed operating expenses	(150)	(170)	(267)
Foreign	Endesa España	Spain	Common Immediate Parent	Other operating income	-	-	55
Foreign	Enel Trade S.p.A	Italy	Common Immediate Parent	Other operating income	-	71	-
Foreign	Enel Trade S.p.A	Italy	Common Immediate Parent	Other fixed operating expenses	(1,249)	(821)	(331)
Foreign	Enel Trade S.p.A	Italy	Common Immediate Parent	Commodity derivatives	-	-	(1,273)
76.321.458-3	Sociedad Almeyda Solar Spa (*)	Chile	Common Immediate Parent	Energy purchasess	-	(1,208)	(4,987)
76.321.458-3	Sociedad Almeyda Solar Spa (*)	Chile	Common Immediate Parent	Tolls	-	(60)	(235)
76.321.458-3	Sociedad Almeyda Solar Spa (*)	Chile	Common Immediate Parent	Other services rendered	-	53	168
76.321.458-3	Sociedad Almeyda Solar Spa (*)	Chile	Common Immediate Parent	Energy purchasess	-	51	-
76.321.458-3	Sociedad Almeyda Solar Spa (*)	Chile	Common Immediate Parent	Energy sales	-	-	133
76.052.206-6	Parque Eolico Valle de los Vientos S.A. (*)	Chile	Common Immediate Parent	Energy purchasess	-	(4,155)	(22,803)
76.052.206-6	Parque Eolico Valle de los Vientos S.A. (*)	Chile	Common Immediate Parent	Energy purchasess	-	206	-
76.052.206-6	Parque Eolico Valle de los Vientos S.A. (*)	Chile	Common Immediate Parent	Energy sales	-	-	1,023
Foreign	Enel S.p.A.	Italy	Parent	Other fixed operating expenses	(12,758)	(18,284)	(20,723)
Foreign	Enel S.p.A.	Italy	Parent	Other fixed operating expenses	(1,686)	-	(110)
Foreign	Enel S.p.A.	Italy	Parent	Other operating income	593	153	190
Foreign	Enel Italia Servizi SRL	Italy	Common Immediate Parent	Other fixed operating expenses	(16,805)	-	-
Foreign	Enel Italia	Italy	Common Immediate Parent	Other fixed operating expenses	-	(6,120)	(257)
76.179.024-2	Parque Eolico Tal Tal S.A. (*)	Chile	Common Immediate Parent	Energy purchasess	-	(6,480)	-
76.179.024-2	Parque Eolico Tal Tal S.A. (*)	Chile	Common Immediate Parent	Energy purchasess	-	38	(40,409)
76.179.024-2	Parque Eolico Tal Tal S.A. (*)	Chile	Common Immediate Parent	Energy sales	-	-	332
Foreign	Quatiara Energia S.A.	Brazil	Common Immediate Parent	Energy purchasess	(2,406)	-	(100)
Foreign	Quatiara Energia S.A.	Brazil	Common Immediate Parent	Energy sales	593	-	-
Foreign	Enel Green Power Cristal Eolica	Brazil	Common Immediate Parent	Electricity tolls	6	-	-
Foreign	Enel Green Power Cristal Eolica	Brazil	Common Immediate Parent	Other services rendered	-	7	8
Foreign	Enel Green Power SAO Judas Eolica	Brazil	Common Immediate Parent	Other services rendered	6	7	8
Foreign	Enel Green Power Primavera Eolica	Brazil	Common Immediate Parent	Other services rendered	6	7	8
Foreign	Enel Green Power Emiliana Eolica Sa	Brazil	Common Immediate Parent	Energy purchasess	(7,182)	(4,029)	(3,028)
Foreign	Enel Green Power Emiliana Eolica Sa	Brazil	Common Immediate Parent	Other services rendered	-	36	12
Foreign	Enel Green Power Emiliana Eolica Sa	Brazil	Common Immediate Parent	Energy sales	2,753	598	-
Foreign	Enel Green Power Emiliana Eolica Sa	Brazil	Common Immediate Parent	Electricity tolls	8	-	-
Foreign	Enel Green Power Joana Eolica Sa	Brazil	Common Immediate Parent	Energy purchasess	(8,483)	(3,652)	(2,236)
Foreign	Enel Green Power Joana Eolica Sa	Brazil	Common Immediate Parent	Other services rendered	-	28	11
Foreign	Enel Green Power Joana Eolica Sa	Brazil	Common Immediate Parent	Energy sales	2,912	433	-
Foreign	Enel Green Power Joana Eolica Sa	Brazil	Common Immediate Parent	Electricity tolls	8	-	-
Foreign	Enel Green Power Pau Ferro Eólica Sa	Brazil	Common Immediate Parent	Energy purchasess	(9,685)	(5,146)	(3,663)
Foreign	Enel Green Power Pau Ferro Eólica Sa	Brazil	Common Immediate Parent	Other services rendered	-	34	5
Foreign	Enel Green Power Pau Ferro Eólica Sa	Brazil	Common Immediate Parent	Energy sales	3,479	762	-
Foreign	Enel Green Power Pau Ferro Eólica Sa	Brazil	Common Immediate Parent	Electricity tolls	7	-	-
Foreign	Enel Green Power Pedra Do Gerônimo Eólic	Brazil	Common Immediate Parent	Energy purchasess	(7,705)	(4,448)	(3,533)
Foreign	Enel Green Power Pedra Do Gerônimo Eólic	Brazil	Common Immediate Parent	Other services rendered	-	19	5
Foreign	Enel Green Power Pedra Do Gerônimo Eólic	Brazil	Common Immediate Parent	Energy sales	2,569	719	-
Foreign	Enel Green Power Pedra Do Gerônimo Eólic	Brazil	Common Immediate Parent	Electricity tolls	7	-	-
Foreign	Enel Green Power Tacaicó Eólica S.A.	Brazil	Common Immediate Parent	Energy purchasess	(6,159)	(2,477)	(1,390)
Foreign	Enel Green Power Tacaicó Eólica S.A.	Brazil	Common Immediate Parent	Other services rendered	-	12	3
Foreign	Enel Green Power Tacaicó Eólica S.A.	Brazil	Common Immediate Parent	Energy sales	2,328	286	-
Foreign	Enel Green Power Tacaicó Eólica S.A.	Brazil	Common Immediate Parent	Electricity tolls	5	-	-
Foreign	Enel Green Power Modelo I Eolica S.A.	Brazil	Common Immediate Parent	Energy purchasess	(7,725)	(5,297)	(4,550)
Foreign	Enel Green Power Modelo I Eolica S.A.	Brazil	Common Immediate Parent	Other services rendered	-	57	11
Foreign	Enel Green Power Modelo I Eolica S.A.	Brazil	Common Immediate Parent	Energy sales	2,622	918	-
Foreign	Enel Green Power Modelo I Eolica S.A.	Brazil	Common Immediate Parent	Electricity tolls	9	-	-
Foreign	Enel Green Power Modelo II Eolica S.A.	Brazil	Common Immediate Parent	Energy purchasess	(5,646)	(3,659)	(3,052)
Foreign	Enel Green Power Modelo II Eolica S.A.	Brazil	Common Immediate Parent	Other services rendered	-	37	9
Foreign	Enel Green Power Modelo II Eolica S.A.	Brazil	Common Immediate Parent	Energy sales	1,948	615	-
Foreign	Enel Green Power Modelo II Eolica S.A.	Brazil	Common Immediate Parent	Electricity tolls	8	-	-
Foreign	Enel Produzione	Italy	Common Immediate Parent	Other fixed operating expenses	(532)	(487)	(616)
Foreign	Enel Green Power Damascena S.A.	Brazil	Common Immediate Parent	Electricity tolls	7	-	-
Foreign	Enel Green Power Esperança S.A.	Brazil	Common Immediate Parent	Electricity tolls	11	-	-
Foreign	Enel Green Power Maniçoba S.A.	Brazil	Common Immediate Parent	Electricity tolls	12	-	-
Foreign	Enel Solucoes Energeticas Ltda	Brazil	Common Immediate Parent	Electricity tolls	1	-	-
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	Other services rendered	54	19	25
Foreign	Enel Green Power Italia	Italy	Common Immediate Parent	Other fixed operating expenses	(93)	(192)	(105)
Foreign	Enel Green Power Damascena S.A.	Brazil	Common Immediate Parent	Other services rendered	-	13	4
Foreign	Enel Green Power Esperança S.A.	Brazil	Common Immediate Parent	Other services rendered	-	12	4
Foreign	Enel Green Power Maniçoba S.A.	Brazil	Common Immediate Parent	Other services rendered	-	13	4
Foreign	Enel Solucoes Energeticas Ltda.	Brazil	Common Immediate Parent	Other services rendered	-	1	-
Foreign	Enel Green Power Dois Riachos Eolica S.A.	Brazil	Common Immediate Parent	Energy purchasess	(13,092)	(5,025)	-
Foreign	Enel Green Power Dois Riachos Eolica S.A.	Brazil	Common Immediate Parent	Energy sales	4,388	-	-
96.800.570-7	Enel Distribución Chile S.A. (Ex Chilectra S.A.)	Chile	Common Immediate Parent	Sale of Materials	-	5,204	-
96.800.570-7	Enel Distribución Chile S.A. (Ex Chilectra S.A.)	Chile	Common Immediate Parent	Other fixed operating expenses	(169)	(262)	-
96.800.570-7	Enel Distribución Chile S.A. (Ex Chilectra S.A.)	Chile	Common Immediate Parent	Other financial income	-	49	-
96.800.570-7	Enel Distribución Chile S.A. (Ex Chilectra S.A.)	Chile	Common Immediate Parent	Other services rendered	-	(19)	-
91.081.000-6	Enel Generación Chile S.A. (Ex Endesa S.A.)	Chile	Common Immediate Parent	Other financial income	-	1,543	-
91.081.000-6	Enel Generación Chile S.A. (Ex Endesa S.A.)	Chile	Common Immediate Parent	Other services rendered	-	77	-
91.081.000-6	Enel Generación Chile S.A. (Ex Endesa S.A.)	Chile	Common Immediate Parent	Other fixed operating expenses	(264)	(4,244)	-
96.770.940-9	Celta	Chile	Common Immediate Parent	Other fixed operating expenses	-	(599)	-
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Chile	Common Immediate Parent	Other operating income	-	79	-
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Chile	Common Immediate Parent	Other services rendered	-	128	-
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Chile	Common Immediate Parent	Other fixed operating expenses	(3,328)	(3,381)	-
76.788.080-4	Gas Atacama Chile	Chile	Common Immediate Parent	Other fixed operating expenses	(465)	-	-
76.536.353-5	Enel Chile S.A. (Ex Enersis Chile)	Chile	Common Immediate Parent	Other financial expenses	-	(490)	-
76.536.353-5	Enel Chile S.A. (Ex Enersis Chile)	Chile	Common Immediate Parent	Other services rendered	-	4,244	-
76.536.353-5	Enel Chile S.A. (Ex Enersis Chile)	Chile	Common Immediate Parent	Other fixed operating expenses	(3,931)	(8,055)	-
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	Other financial income	431	-	-
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	Other operating income	16	-	-
Foreign	Yacylec	Argentina	Associate	Other services rendered	14	15	20
Foreign	Yacylec	Argentina	Associate	Other services rendered	-	(150)	(187)
Foreign	Yacylec	Argentina	Associate	Other fixed operating expenses	(162)	-	-
Foreign	Enel Green Power Paranapanema S.A	Brazil	Common Immediate Parent	Energy purchasess	(1,287)	(557)	-
Foreign	Enel Distribuzione	Italy	Common Immediate Parent	Other fixed operating expenses	(143)	(94)	-
Foreign	Enel Green Power Mourao S.A.	Brazil	Common Immediate Parent	Energy purchasess	(251)	(177)	-
76.126.507-5	Parque Eolico Talinay Oriente SA (*)	Chile	Common Immediate Parent	Energy purchasess	-	59	-
76.126.507-5	Parque Eolico Talinay Oriente SA (*)	Chile	Common Immediate Parent	Energy sales	-	-	234
76.126.507-5	Parque Eolico Talinay Oriente SA (*)	Chile	Common Immediate Parent	Energy purchasess	-	(150)	(772)
Foreign	Enel Green Power Cabeca de Boi SA	Brazil	Common Immediate Parent	Energy purchasess	(4,561)	(1,054)	-
Foreign	Enel Green Power Cabeca de Boi SA	Brazil	Common Immediate Parent	Energy sales	202	743	-
Foreign	Enel Green Power Salto Apiacas SA	Brazil	Common Immediate Parent	Energy purchasess	(6,283)	-	-
Foreign	Enel Green Power Ituverava Norte Solar S.A.	Brazil	Common Immediate Parent	Electricity tolls	6	-	-
Foreign	Enel Green Power Ituverava Sur Solar S.A.	Brazil	Common Immediate Parent	Electricity tolls	12	-	-
Foreign	Enel Green Power Ituverava Solar S.A.	Brazil	Common Immediate Parent	Electricity tolls	8	-	-
Foreign	Enel Energía	Italy	Common Immediate Parent	Other operating income	88	-	-
Foreign	Enel Green Power Colombia	Colombia	Common Immediate Parent	Other services rendered	263	-	-
Foreign	Enel Green Power Cristalandia I EolicaS.A.	Brazil	Common Immediate Parent	Energy sales	1,532	-	-
Foreign	Enel Green Power Cristalandia I EolicaS.A.	Brazil	Common Immediate Parent	Energy purchasess	(4,423)	-	-
Foreign	Enel Green Power Cristalandia I EolicaS.A.	Brazil	Common Immediate Parent	Electricity tolls	2	-	-
Foreign	Enel Green Power Cristalandia II EolicaS.A.	Brazil	Common Immediate Parent	Energy sales	4,500	-	-
Foreign	Enel Green Power Cristalandia II EolicaS.A.	Brazil	Common Immediate Parent	Energy purchasess	(10,537)	-	-
Foreign	Enel Green Power Cristalandia II EolicaS.A.	Brazil	Common Immediate Parent	Electricity tolls	5	-	-
Foreign	Socibe Energia S.A.	Brazil	Common Immediate Parent	Energy sales	1,260	-	-
Foreign	Socibe Energia S.A.	Brazil	Common Immediate Parent	Energy purchasess	(5,118)	-	-
Foreign	Enel Green Power Delfina A Eolica S.A.	Brazil	Common Immediate Parent	Electricity tolls	8	-	-
Foreign	Enel Green Power Delfina B Eolica S.A.	Brazil	Common Immediate Parent	Electricity tolls	2	-	-
Foreign	Enel Green Power Delfina B Eolica S.A.	Brazil	Common Immediate Parent	Energy purchasess	(839)	-	-
Foreign	Enel Green Power Delfina C Eolica S.A.	Brazil	Common Immediate Parent	Electricity tolls	1	-	-
Foreign	Enel Green Power Delfina C Eolica S.A.	Brazil	Common Immediate Parent	Energy purchasess	(316)	-	-
Foreign	Enel Green Power Delfina D Eolica S.A.	Brazil	Common Immediate Parent	Electricity tolls	3	-	-
Foreign	Enel Green Power Delfina D Eolica S.A.	Brazil	Common Immediate Parent	Energy purchasess	(1,624)	-	-
Foreign	Enel Green Power Delfina E Eolica S.A.	Brazil	Common Immediate Parent	Electricity tolls	3	-	-
Foreign	Enel Green Power Delfina E Eolica S.A.	Brazil	Common Immediate Parent	Energy purchasess	(1,624)	-	-
Foreign	Enel Green Power Nova Olinda B Solar S.A.	Brazil	Common Immediate Parent	Electricity tolls	3	-	-
Foreign	Enel Green Power Nova Olinda C Solar S.A.	Brazil	Common Immediate Parent	Electricity tolls	3	-	-
Foreign	Enel Green Power Nova Olinda Norte Solar S.A.	Brazil	Common Immediate Parent	Electricity tolls	3	-	-
Foreign	Enel Green Power Nova Olinda Sul Solar S.A.	Brazil	Common Immediate Parent	Electricity tolls	1	-	-
Foreign	Enel Green Power Horizonte MP Solar S.A.	Brazil	Common Immediate Parent	Electricity tolls	7	-	-
Foreign	Enel Green Power NOVA LAPA SOLAR S.A.	Brazil	Common Immediate Parent	Electricity tolls	4	-	-
Foreign	Enel Green Power Argentina	Argentina	Common Immediate Parent	Other services rendered	589	-	-
Foreign	Enel Green Power North Amercia Inc.	United States	Common Immediate Parent	Other services rendered	6	-	-
Foreign	Enel fortuna S.A.	Panama	Common Immediate Parent	Other fixed operating expenses	(58)	-	-
Foreign	Enel Green Power SPA	Italy	Common Immediate Parent	Other fixed operating expenses	(81)	-	-
Foreign	Enel Green Power Fazenda SA	Brazil	Common Immediate Parent	Energy purchasess	(4,001)	(963)	-
Foreign	Enel Green Power Fazenda SA	Brazil	Common Immediate Parent	Energy sales	164	335	-

				Total	(120,141)	(123,198)	(400,923)

(*)

For the years ended December 31, 2016, and 2015 the effects on profit or loss of the transactions with related companies in Chile have been classified as discontinued operations in the consolidated statement of comprehensive income. See Note 6.1.

Transfers of short-term funds between related companies are treated as current accounts changes, with variable interest rates based on market conditions used for the monthly balance. The resulting amounts receivable or payable are usually at 30 days term, with automatic rollover for the same periods and amortization in line with cash flows.

Summary of Compensation Paid to Members of the Board of Directors

Any advance payments received will be deducted from the annual variable compensation, with no reimbursement if the annual variable compensation is lower than the total amount paid in advances. The variable compensation will be paid, when appropriate, after the Ordinary Shareholders’ Meeting approves the Annual Report, Balance Sheet and Financial Statements, and the Independent Auditors’ Reports and Account Inspectors’ Reports for the year ended December 31, 2017.

The following tables show details of the compensation paid to the members of the Board of Directors of the Company for the years ended December 31, 2017, 2016 and 2015:

			December 31, 2017
Taxpayer ID No.	Name	Position	Period in position	Enel Américas Board	Board of Subsidiaries	Directors' Committee
				ThUS$	ThUS$	ThUS$
Foreigner	Francisco de Borja Acha Besga (1)	Chairman	January - December 2017	-	-	-
Foreigner	José Antonio Vargas Lleras (2)	Vice Chairman	January - December 2017	-	-	-
Foreigner	Enrico Viale (4)	Director	January - December 2017	-	-	-
Foreigner	Livio Gallo (3)	Director	January - December 2017	-	-	-
4.132.185-7	Hernán Somerville Senn	Director	January - December 2017	121	-	40
Foreigner	Patricio Gómez Sabaini (5)	Director	January - December 2017	121	-	39
6.989.304-K	Domingo Cruzat Amunátegui (6)	Director	January - December 2017	119	-	39

	TOTAL			361	-	118

(1) On June 30, 2015, Mr. Francisco Borja Ascha Besga was appointed as Chairman, and he was again appointed as Chairman on April 29, 2016. He is not compensated.

(2) Mr. José Antonio Vargas Lleras was appointed as Vice Chairman on April 29, 2016. He is not compensated.

(3) Mr. Livio Gallo was designated as Director of the Board on April 28, 2016. He is not compensated.

(4) Mr. Enrico Viale was appointed as Director of the Board on April 28, 2016. He is not compensated.

(5) Mr. Patricio Gómez Sabaini was appointed as Director of the Board on April 28, 2016.

(6) Mr. Domingo Cruzat Amunátegui was appointed as Director of the Board on April 28, 2016.

Summary of Key Management Personnel
a)	Remunerations received by key management personnel

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreigner	Luca D'Agnese (1)	Chief Executive Officer
24.852.381-6	Francisco Galán Allué (4)	Administration, Finance and Control Officer
Foreigner	Emanuele Brandolini (7)	Planning and Control Officer
Foreigner	Raffaele Cutrignelli (6)	Internal Audit Officer
15.307.846-7	José Miranda Montecinos (2)	Communications Officer
24.166.243-8	Alain Rosolino (3)	Human Resources and Organization Officer
7.625.745-0	Antonio Barreda Toledo (5)	Procurement Officer
6.973.465-0	Domingo Valdés Prieto	General Counsel and Secretary to the Board

Mr. Alain Rosolino, Mr. José Miranda Montecinos and Mr. Domingo Valdés Prieto, are personnel of Enel Américas, exclusively compensated by Enel Chile S.A. who is the employer, but render executive services to the Company pursuant to an intercompany agreement between both entities.

(1) Mr. Luca D’Agnese became CEO on January29, 2015.

(2) Mr. José Miranda Montecinos became Communications Officer on December 1, 2014.

(3) Mr. Alain Rosolino became of Human Resources and Organizational Officer on October 1, 2016.

(4) Mr. Francisco Galán Allue became Administration, Finance and Control Officer On December 15, 2014.

(5) Mr. Antonio Barreda Toledo became Procurement Officer on January 29, 2015 and served, until October 31, 2017.

(6) Mr. Raffaele Cutrignelli became Internal Audit Officer on October 1, 2016.

(7) Mr. Emanuele Brandolini become Planning and Control Manager on January 19, 2017.

Summary of Compensation Received by Key Management Personnel

The Group has implemented an annual bonus plan for its executives based on meeting company-wide objectives and on the level of their individual contribution in achieving the overall goals of the Group. The plan provides for a range of bonus amounts according to seniority level. The bonuses paid to the executives consist of a certain number of monthly gross remunerations.

Compensation of key management personnel is the following:

	For the years ended December 31,
	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Cash compensation	4,046	4,917	5,053
Short-term benefits for employees	119	245	538
Other long-term benefits	-	86	686

Total	4,165	5,248	6,277